Related Parties - Transactions And Balances With Parent Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Other Demand Deposits Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	$ 456,433	$ 399,200
Results With Parent Company	0	0	$ 0
Derivative Financial Assets Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	651,110	35,654
Results With Parent Company	0	0	0
Other Financial Assets Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	540,612	476,933
Results With Parent Company	0	0	0
Trading Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	0	485,181
Results With Parent Company	0	0	0
Other Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	352,838	78,910
Results With Parent Company	292,445	172,074	97,728
Derivative Financial Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	1,200,403	78,759
Results With Parent Company	7,027	154,252	0
Securities In Custody Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	56,893,378	87,676,176
Results With Parent Company	0	0	0
Derivative Instruments Notional Amount Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	11,215,700	7,956,847
Results With Parent Company	0	0	0
Securities Granted Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	706,792	913
Results With Parent Company	2,426	3,357	1,966
Guarantees Received Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	28,362	1,103,964
Results With Parent Company	$ 0	$ 0	$ 0